Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Schedule of revenue from contracts with customers
	For the Years Ended December 31,
	2021	2020	2019
Insurance brokerage commissions	$542,795	$959,299	$2,648,119
Securities brokerage commissions	3,188,684	1,890,502	2,210,915
Market making commissions and fees	4,324,650	4,940,623	11,056,431
Total revenue from contracts with customers	$8,056,129	$7,790,424	$15,915,465

Hong Kong	$3,731,479	$2,777,831	$4,859,034
Cayman Islands	4,324,650	5,012,593	11,056,431
	$8,056,129	$7,790,424	$15,915,465

Schedule of trading gains (losses) breakdown
	For the Years Ended December 31,
	2021	2020	2019
CFD trading gain (loss)	$4,374,807	$1,883,958	$1,793,810
TRS trading gain (loss)	10,523,974	13,157	-
Other	546,138	(63,240)	(11,060)
	$15,444,919	$1,833,875	$1,782,750